Discontinued operations (Details 1) - Apicore - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Net cash flows from operating activities			$ 5,210
Net cash flows from investing activities			54,326
Net cash flows used in financing activities			(80,944)
Net cash flows used in discontinued operations			$ (21,408)